Capital management	6 Months Ended
Jun. 30, 2022
Capital management
Capital management

8.    Capital management

As of June 30, 2022 and December 31, 2021 total equity in percent of total assets was 42.8% and 40.7%, respectively, and debt and lease liabilities in percent of total assets was 37.9% and 38.8%, respectively.

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is rated investment grade by Standard & Poor’s, Moody’s and Fitch.

Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.